DoubleLine Infrastructure Income Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 42.6%
819,474	AASET Ltd., Series 2018-1A-A	3.84	% (a)	01/16/2038	527,474
5,000,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	% (a)	08/15/2046	4,280,690
4,509,895	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A-B	5.68	% (a)(d)	12/16/2041	3,057,916
1,403,989	Business Jet Securities LLC, Series 2021-1A-A	2.16	% (a)	04/15/2036	1,232,395
490,967	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	441,469
2,250,000	Cologix Data Centers Issuer LLC, Series 2021-1A-B	3.79	% (a)	12/26/2051	1,961,235
6,900,000	DataBank Issuer, Series 2021-1A-A2	2.06	% (a)	02/27/2051	5,989,227
2,100,000	DataBank Issuer, Series 2021-1A-C	4.43	% (a)	02/27/2051	1,772,151
6,000,000	DataBank Issuer, Series 2021-2A-A2	2.40	% (a)	10/25/2051	5,207,041
2,250,000	Diamond Infrastructure Funding LLC, Series 2021-1A-B	2.36	% (a)	04/15/2049	1,842,279
3,842,139	Falcon Aerospace Ltd., Series 2017-1-A	4.58	% (a)	02/15/2042	3,207,072
2,917,016	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (a)(d)	12/15/2044	2,440,720
1,252,795	Global SC Finance SRL, Series 2020-2A-A	2.26	% (a)	11/19/2040	1,114,005
3,762,113	Goodgreen Trust, Series 2020-1A-A	2.63	% (a)	04/15/2055	3,102,839
3,696,384	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS-B	2.41	% (a)	05/20/2048	2,554,307
14,508	HERO Funding Trust, Series 2015-2A-A	3.99	% (a)	09/20/2040	13,756
412,010	HERO Funding Trust, Series 2016-3A-A2	3.91	% (a)	09/20/2042	388,501
1,024,337	HERO Funding Trust, Series 2016-4A-A2	4.29	% (a)	09/20/2047	978,364
4,363,970	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72	% (a)	07/15/2039	3,433,942
3,651,902	ITE Rail Fund Levered LP, Series 2021-1A-A	2.25	% (a)	02/28/2051	3,070,598
2,330,573	ITE Rail Fund Levered LP, Series 2021-3A-A	2.21	% (a)	06/28/2051	1,976,251
3,714,066	JOL Air Ltd., Series 2019-1-A	3.97	% (a)	04/15/2044	3,016,535
1,877,976	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25	% (a)	12/15/2038	1,499,661
5,580,477	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (a)	12/20/2047	4,253,891
1,790,664	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	1,654,923
2,580,309	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28	% (a)	09/20/2040	2,219,578
2,561,666	Mosaic Solar Loan Trust, Series 2020-1A-A	2.10	% (a)	04/20/2046	2,228,513
3,461,526	Mosaic Solar Loan Trust, Series 2020-2A-B	2.21	% (a)	08/20/2046	2,944,890
3,653,150	Mosaic Solar Loan Trust, Series 2021-3A-B	1.92	% (a)	06/20/2052	2,767,318
2,440,800	Mosaic Solar Loan Trust, Series 2022-1A-B	3.16	% (a)	01/20/2053	1,970,053
85,546	NP SPE LLC, Series 2016-1A-A1	4.16	% (a)	04/20/2046	81,806
1,690,494	NP SPE LLC, Series 2017-1A-A1	3.37	% (a)	10/21/2047	1,592,252
3,990,828	NP SPE LLC, Series 2021-1A-A1	2.23	% (a)	03/19/2051	3,379,764
4,036,130	Purewest Funding LLC, Series 2021-1-A1	4.09	% (a)	12/22/2036	3,830,569
3,524,475	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21	% (a)	08/23/2044	2,559,999
4,482,841	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	3,899,346
126,263	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	95,790
4,754,219	Signal Rail LLC, Series 2021-1-A	2.23	% (a)	08/17/2051	3,925,432
1,074,115	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	918,976
2,562,378	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	2,269,720

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,263,975	Sunnova Helios Issuer LLC, Series 2020-AA-A	2.98	% (a)	06/20/2047	1,937,797
4,244,421	Sunnova Helios Issuer LLC, Series 2021-A-A	1.80	% (a)	02/20/2048	3,462,626
2,605,072	Sunnova Helios Issuer LLC, Series 2021-B-B	2.01	% (a)	07/20/2048	1,919,430
7,497,953	Sunnova Helios Sol Issuer LLC, Series 2020-2A-A	2.73	% (a)	11/01/2055	5,903,947
5,708,906	Sunrun Demeter Issuer LLC, Series 2021-2A-A	2.27	% (a)	01/30/2057	4,467,173
3,055,000	TAL Advantage LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	2,684,181
2,350,665	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	% (a)	09/20/2045	2,050,798
5,589,333	Textainer Marine Containers Ltd., Series 2021-1A-A	1.68	% (a)	02/20/2046	4,704,912
3,573,333	Textainer Marine Containers Ltd., Series 2021-3A-A	1.94	% (a)	08/20/2046	2,925,879
1,505,316	Thunderbolt Aircraft Lease Ltd., Series 2017-A-A	4.21	% (a)(d)	05/17/2032	1,294,899
1,286,633	Thunderbolt Aircraft Lease Ltd., Series 2017-A-B	5.75	% (a)(d)	05/17/2032	928,042
1,427,912	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15	% (a)(d)	09/15/2038	1,085,758
2,678,571	Thunderbolt Aircraft Lease Ltd., Series 2018-A-B	5.07	% (a)(d)	09/15/2038	1,570,792
3,219,266	Trinity Rail Leasing LLC, Series 2010-1A-A	5.19	% (a)	10/16/2040	3,109,679
8,838,509	TRIP Rail Master Funding LLC, Series 2021-2-A	2.15	% (a)	06/19/2051	7,545,388
5,958,750	Triton Container Finance LLC, Series 2021-1A-A	1.86	% (a)	03/20/2046	4,979,917
5,500,000	Vantage Data Centers LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	4,530,217
5,000,000	Vault DI Issuer LLC, Series 2021-1A-A2	2.80	% (a)	07/15/2046	4,248,770
4,575,719	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	4,064,555
2,080,459	WAVE Trust, Series 2017-1A-A	3.84	% (a)	11/15/2042	1,585,688

Total Asset Backed Obligations (Cost $191,057,028)					158,701,696

Foreign Corporate Bonds - 14.8%
3,650,000	Adani Ports & Special Economic Zone Ltd.	4.00	% (a)	07/30/2027	3,192,284
10,500,000	APA Infrastructure Ltd.	4.25	% (a)	07/15/2027	9,824,039
2,000,000	Emirates Semb Corporation Water and Power Company PJSC	4.45	% (a)	08/01/2035	1,909,020
2,167,476	Energia Eolica S.A.	6.00	% (b)	08/30/2034	2,064,521
2,644,861	Fermaca Enterprises S. de R.L. de C.V.	6.38	% (a)	03/30/2038	2,519,230
1,440,939	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	1,372,495
4,118,000	GNL Quintero S.A.	4.63%		07/31/2029	3,983,516
912,985	Interoceanica Finance Ltd.	0.00	% (a)	11/30/2025	842,229
2,099,869	Interoceanica Finance Ltd.	0.00%		11/30/2025	1,937,129
3,640,000	Israel Electric Corporation Ltd.	5.00	% (a)	11/12/2024	3,609,479
3,075,180	Lima Metro Finance Ltd.	5.88	% (a)	07/05/2034	2,992,253
165,587	Lima Metro Finance Ltd.	5.88%		07/05/2034	161,121
4,216,000	Sydney Airport Finance Company Pty Ltd.	3.38	% (a)	04/30/2025	4,001,229
2,440,000	Sydney Airport Finance Company Pty Ltd.	3.63	% (a)	04/28/2026	2,294,583
8,299,000	TransCanada PipeLines Ltd.	4.25%		05/15/2028	7,871,361
840,000	Transelec S.A.	4.63	% (a)	07/26/2023	838,681
500,000	Transelec S.A.	4.25	% (a)	01/14/2025	486,918
6,000,000	Transelec S.A.	3.88	% (a)	01/12/2029	5,443,620

Total Foreign Corporate Bonds (Cost $59,515,708)					55,343,708

US Corporate Bonds - 38.8%
4,000,000	Ameren Illinois Company	3.85%		09/01/2032	3,728,157
2,216,675	American Airlines, Inc.	3.85%		02/15/2028	1,862,805
1,803,521	American Airlines, Inc.	3.25%		10/15/2028	1,364,317

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,200,000	American Tower Corporation	4.40%		02/15/2026	8,975,498
700,000	American Tower Corporation	3.38%		10/15/2026	655,424
11,015,000	AT&T, Inc.	4.30%		12/15/2042	9,083,890
1,157,000	Crown Castle International Corporation	3.70%		06/15/2026	1,101,577
5,716,000	Crown Castle International Corporation	3.65%		09/01/2027	5,318,556
3,500,000	Crown Castle International Corporation	2.25%		01/15/2031	2,816,159
9,000,000	Digital Realty Trust LP	3.70%		08/15/2027	8,366,063
10,250,000	Dominion Energy, Inc.	3.38%		04/01/2030	9,056,098
8,655,000	Duquesne Light Holdings, Inc.	3.62	% (a)	08/01/2027	7,799,096
10,250,000	Energy Transfer LP	3.90%		07/15/2026	9,697,436
11,450,000	Equinix, Inc.	2.15%		07/15/2030	9,134,538
7,688,000	Exelon Corporation	4.05%		04/15/2030	7,155,958
2,250,000	FirstEnergy Corporation	2.25%		09/01/2030	1,789,819
6,873,000	Metropolitan Edison Company	4.00	% (a)	04/15/2025	6,583,314
6,000,000	MPLX LP	4.00%		03/15/2028	5,591,382
10,000,000	NextEra Energy Capital Holdings, Inc.	2.25%		06/01/2030	8,246,267
9,900,000	NiSource, Inc.	3.60%		05/01/2030	8,838,339
10,000,000	Southern Company	3.70%		04/30/2030	9,048,859
4,500,000	T-Mobile USA, Inc.	3.88%		04/15/2030	4,086,723
4,574,074	United Airlines Pass-Through Trust	3.65%		10/07/2025	4,084,275
1,554,281	United Airlines Pass-Through Trust	3.65%		01/07/2026	1,397,089
10,000,000	Verizon Communications, Inc.	3.15%		03/22/2030	8,841,618

Total US Corporate Bonds (Cost $163,603,440)					144,623,257

Short Term Investments - 3.3%
4,066,243	First American Government Obligations Fund - Class U	4.10	% (c)		4,066,243
4,066,243	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (c)		4,066,243
4,066,243	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (c)		4,066,243

Total Short Term Investments (Cost $12,198,729)					12,198,729

Total Investments - 99.5% (Cost $426,374,905)					370,867,390
Other Assets in Excess of Liabilities - 0.5%					1,863,831

NET ASSETS - 100.0%					$372,731,221

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)	Seven-day yield as of period end

(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	42.6%
US Corporate Bonds	38.8%
Foreign Corporate Bonds	14.8%
Short Term Investments	3.3%
Other Assets and Liabilities	0.5%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	42.6%
Utilities	18.2%
Energy	11.2%
Telecommunications	11.0%
Transportation	6.3%
Short Term Investments	3.3%
Technology	2.4%
Aerospace & Defense	2.3%
Real Estate	2.2%
Other Assets and Liabilities	0.5%

100.0%

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and, collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by a Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$116,605,968	$48,512,955	$18,125,987	$3,318,807	$24,544,755	$19,740,772
Affiliated Mutual Funds	—	448,502,550	—	3,881,405	—	—
Common Stocks	—	1,424,793	1,617,312	—	632,264	—
Warrants	—	11,266	—	—	—	—
Exchange Traded Funds	—	—	—	2,319,023	—	—
Real Estate Investment Trusts	—	—	—	649,550	—	—
Total Level 1	116,605,969	498,451,564	19,743,299	10,168,785	25,177,019	19,740,772
Level 2
US Government and Agency Mortgage Backed Obligations	14,458,512,397	1,218,752,542	—	1,674,455	137,509,506	—
Non-Agency Residential Collateralized Mortgage Obligations	9,039,586,085	886,366,196	—	4,372,872	830,325,251	—
Non-Agency Commercial Mortgage Backed Obligations	2,979,940,584	464,106,102	—	—	845,079,852	1,362,534
US Government and Agency Obligations	2,654,009,112	1,371,292,346	—	—	1,166,025,790	—
Asset Backed Obligations	1,529,938,005	286,330,803	—	—	337,032,966	—
Collateralized Loan Obligations	1,222,234,925	324,625,697	—	—	1,012,764,366	3,057,119
US Corporate Bonds	—	1,084,153,669	—	—	342,675,076	9,775,560
Foreign Corporate Bonds	—	456,561,144	377,302,033	—	598,993,442	612,227
Bank Loans	—	276,765,038	—	—	313,871,021	218,910,535
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	120,102,505	165,738,428	—	53,876,644	—
Short Term Investments	—	28,150,363	—	4,602,283	185,365,983	—
Municipal Bonds	—	5,555,939	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	31,884,221,108	6,522,765,531	543,040,461	10,649,610	5,823,519,897	233,717,975
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	142,980,737	783,811	—	—	—	—
Asset Backed Obligations	57,361,634	6,796,039	—	—	—	—
Common Stocks	—	1,379,265	—	—	—	739,519
Bank Loans	—	491,124	—	—	—	393,283
Rights	—	22,116	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Collateralized Loan Obligations	—	—	—	92,090	—	—
Total Level 3	200,342,371	9,472,355	—	92,090	—	1,132,802
Total	$32,201,169,447	$7,030,689,450	$562,783,760	$20,910,485	$5,848,696,916	$254,591,549

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$(28,266,221)	$(3,012,145)	$—	$(142,497)	$—	$—
Total Level 1	(28,266,221)	(3,012,145)	—	(142,497)	—	—
Level 2
Excess Return Swaps	—	—	—	187,043	—	—
Unfunded Loan Commitments	—	(225,330)	—	—	—	(216,153)
Total Level 2	—	(225,330)	—	187,043	—	(216,153)
Level 3	—	—	—	—	—	—
Total	$(28,266,221)	$(3,237,475)	$—	$44,546	$—	$(216,153)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$51,035,424	$43,231,152	$11,533,492	$249,067	$6,388,725	$4,934,506
Common Stocks	—	39,410	150,391	—	—	—
Warrants	—	1,270	—	—	—	—
Total Level 1	51,035,424	43,271,832	11,683,883	249,067	6,388,725	4,934,506
Level 2
Collateralized Loan Obligations	973,389,205	188,005,486	—	—	—	—
US Government and Agency Obligations	798,388,051	44,475,586	—	10,964,836	—	43,716,741
Non-Agency Residential Collateralized Mortgage Obligations	620,981,275	175,041,055	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	569,535,021	124,818,905	—	—	—	—
Asset Backed Obligations	327,872,413	40,325,949	—	—	—	—
Bank Loans	345,656,151	80,782,072	—	—	—	—
Foreign Corporate Bonds	324,985,725	67,150,251	200,850,119	—	—	—
US Corporate Bonds	280,017,465	43,896,416	—	—	—	—
US Government and Agency Mortgage Backed Obligations	108,830,065	76,241,250	—	32,551,388	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18,673,996	24,785,640	31,982,822	—	—	70,269,527
Short Term Investments	126,875,634	47,063,033	—	—	200,044,406	—
Excrow Notes	—	752	—	—	—	—
Total Level 2	4,495,205,001	912,586,395	232,832,941	43,516,224	200,044,406	113,986,268
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,206,574	987,716	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,920,254	7,167,239	—	—	—	—
Common Stocks	703,130	304,112	—	—	—	—
Asset Backed Obligations	—	12,496,159	—	—	—	—
Bank Loans	—	107,387	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Rights	$—	$5,301	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,829,958	21,067,914	—	—	—	—
Total	$4,554,070,383	$976,926,141	$244,516,824	$43,765,291	$206,433,131	$118,920,774
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(126,668)	$—	$—
Total Level 1	—	—	—	(126,668)	—	—
Level 2
Excess Return Swaps	(398,242,756)	—	—	—	(1,021,857)	—
Forward Currency Exchange Contracts	—	—	—	—	—	(139,760)
Unfunded Loan Commitments	—	(80,056)	—	—	—	—
Total Level 2	(398,242,756)	(80,056)	—	—	(1,021,857)	(139,760)
Level 3	—	—	—	—	—	—
Total	$(398,242,756)	$(80,056)	$—	$(126,668)	$(1,021,857)	$(139,760)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$12,198,729	$4,048,938	$1,705,032	$668,110	$6,676,975	$265,518
Affiliated Mutual Funds	—	3,887,539	—	—	—	9,699,012
Total Level 1	12,198,729	7,936,477	1,705,032	668,110	6,676,975	9,964,530
Level 2
Asset Backed Obligations	158,701,696	2,477,234	—	—	1,090,630	—
US Corporate Bonds	144,623,257	3,501,088	2,573,029	—	—	—
Foreign Corporate Bonds	53,279,187	3,147,643	524,972	1,215,732	—	—
Collateralized Loan Obligations	—	8,706,412	1,448,904	—	10,529,910	—
Short Term Investments	—	6,865,377	2,029,128	—	—	2,515,679
Non-Agency Residential Collateralized Mortgage Obligations	—	6,787,634	—	—	10,814,693	—
US Government and Agency Obligations	—	6,715,565	1,595,988	—	2,637,344	2,270,678
Non-Agency Commercial Mortgage Backed Obligations	—	5,496,313	1,615,962	—	10,163,543	—
US Government and Agency Mortgage Backed Obligations	—	1,165,168	—	—	2,596,797	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	167,586	—	7,047,156	—	—
Total Level 2	356,604,140	45,030,020	9,787,983	8,262,888	37,832,917	4,786,357

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Foreign Corporate Bonds	$2,064,521	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	5,247,789	—
Total Level 3	2,064,521	—	—	—	5,247,789	—
Total	$370,867,390	$52,966,497	$11,493,015	$8,930,998	$49,757,681	$14,750,887
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	(1,991,065)	(1,805,133)	—	—	(1,065,319)
Forward Currency Exchange Contracts	—	(1,928,862)	—	—	—	—
Total Level 2	—	(3,919,927)	(1,805,133)	—	—	—
Level 3	—	—	—	—	—	—
Total	$—	$(3,919,927)	$(1,805,133)	$—	$—	$(1,065,319)

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$(404,145)	$(4,322,802)	$—	$806,374	$(1,731,662)	$—	$—	$12,496,159	$(4,202,443)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	104,644	(550,093)	92,976	—	(1,127,434)	—	—	7,167,239	(477,814)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,554	(67,801)	6,622	—	(88,570)	—	—	987,716	(81,594)
Common Stocks	502,597	(2,247)	(244,498)	—	54,043	(5,783)	—	—	304,112	(207,675)
Bank Loans	108,383	334	(3,603)	3,269	—	(996)	—	—	107,387	(3,250)
Rights	—	—	5,301	—	—	—	—	—	5,301	5,301
Collateralized Loan Obligations	73,653	—	(18,385)	841	11,955	—	—	(68,064)	—	—
Warrants	1,287	—	(17)	—	—	—	—	(1,270)	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$(298,860)	$(5,201,898)	$103,708	$872,372	$(2,954,445)	$—	$(69,334)	$21,067,914	$(4,972,793)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$(131,791)	$(2,084,252)	$(819)	$307,518	$(653,935)	$—	$—	$5,247,789	$(2,003,287)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	(97,758)	149,266	5,659	—	(1,215,000)	—	—	—	—

Total	$8,968,901	$(229,549)	$(1,934,986)	$4,840	$307,518	$(1,868,935)	$—	$—	$5,247,789	$(2,003,287)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$12,496,159	Market Comparables	Market Quotes	$45.42 - $84.55 ($61.34)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$7,167,239	Market Comparables	Market Quotes	$91.47 ($91.47)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$987,716	Market Comparables	Market Quotes	$75.63 ($75.63)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$304,112	Market Comparables	Market Quotes	$0.02 - $24.00 ($15.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,387	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$5,301	Intrinsic Value	Asset Sale Proceeds	$6.75 - $7.50 ($7.14)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	$0.00 ($0.00)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$5,247,789	Market Comparables	Market Quotes	$32.33 - $5.533.79 ($1,241.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.